Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
REVENUES
Room rentals and other hotel services	$ 16,292	$ 17,031	$ 43,597	$ 44,775
EXPENSES
Hotel and property operations	12,000	12,138	33,736	32,704
Depreciation and amortization	1,619	1,696	4,864	4,902
General and administrative	946	943	2,986	2,957
Acquisition and termination expense	679	15	728	178
Noninterest Expense Offering Cost	1,082	0	1,082	0
Total expenses	16,326	14,792	43,396	40,741
EARNINGS BEFORE NET LOSS ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE AND INCOME TAXES	(34)	2,239	201	4,034
Net gain (loss) on dispositions of assets	(9)	13	(46)	7
Other income (loss)	2,671	(1,138)	4,505	(1,478)
Interest expense	(1,479)	(1,377)	(4,417)	(4,213)
Loss on debt extinguishment	(161)	(1)	(369)	(51)
Impairment	(164)	0	(171)	(2,469)
EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	824	(264)	(297)	(4,170)
Income tax expense	0	282	0	349
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	824	(546)	(297)	(4,519)
Gain (loss) from discontinued operations, net of tax	875	(1,720)	309	723
NET EARNINGS (LOSS)	1,699	(2,266)	12	(3,796)
Earnings (loss) attributable to noncontrolling interest	(3)	1	0	(1)
NET EARNINGS (LOSS) ATTRIBUTABLE TO CONTROLLING INTERESTS	1,696	(2,265)	12	(3,797)
Preferred stock dividends	(837)	(837)	(2,512)	(2,332)
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 859	$ (3,102)	$ (2,500)	$ (6,129)
NET EARNINGS (LOSS) PER COMMON SHARE-BASIC AND DILUTED
EPS from continuing operations - Basic	$ (0.01)	$ (0.48)	$ (0.98)	$ (2.37)
EPS from discontinued operations - Basic	$ 0.31	$ (0.60)	$ 0.11	$ 0.25
EPS Basic	$ 0.30	$ (1.08)	$ (0.87)	$ (2.12)
EPS Diluted	$ (0.13)	$ (1.08)	$ (0.87)	$ (2.12)